Transactions with Related Parties, Africanus Inc (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 06, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 17, 2022
Transactions with Related Parties [Abstract]
Shares redeemed (in shares)			3,659,627	2,191,121
Series F Shares [Member]
Transactions with Related Parties [Abstract]
Dividends declared			$ 0	$ 5,009
Related Party [Member] | Africanus [Member] | Series F Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares to be sold (in shares)						7,560,759
Percentage of preferred shares transferred to 3 Sororibus Trust		100.00%
Dividends declared			0	$ 5,009
Shares redeemed (in shares)	3,659,627			2,191,121	1,349,252
Shares redeemed	$ 43,916			$ 26,293	$ 16,191
Dividends payable			$ 0